Changes in Accounting Policies - Summary of quantitative information about lease liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure Of Quantitative Information About Lease Liabilities [Abstract]
Operating lease commitments	₩ 675,658
Discounted using the lessee's incremental borrowing rate of at the date of initial application	643,375
Add: finance lease liabilities recognized	163,858
Lease liability recognized	807,233	₩ 807,233	₩ 163,858
Current lease liabilities	336,530	336,530
Non-current lease liabilities	470,703	470,703
Lease liabilities	₩ 807,233	₩ 807,233	₩ 163,858